Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related party transactions and balances
Related party transactions and balances
27	Related party transactions and balances

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions. Related parties include associates, parent, subsidiaries, and key management personnel or their close family members. The terms and conditions of these transactions have been mutually agreed between the Group and the related parties. To determine significance, the Group considers various qualitative and quantitative factors including whether transactions with related parties are conducted in the ordinary course of business.

Interest in subsidiaries

The details of interests in the subsidiaries with whom the Group had entered into transactions or had agreements or arrangements in place during the year are disclosed in Note 1 of the consolidated financial statements.

27	Related party transactions and balances (continued)

Compensation of key management personnel

Key management personnel of the Group comprise the directors and senior management of the Group.

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Short-term employee benefits	453,370	384,221	365,710
Provision for end of service benefits	19,672	—	—
Share-based payments	5,463	2,013,773	93,667
	478,505	2,397,994	459,377
No. of key management	3	3	3

Transactions with related parties

Details of transactions with related parties during the year, other than those which have been disclosed elsewhere in these consolidated financial statements, are as follows:

	As of 31 December
	2025	2024
	USD	USD

Repayments made to board members	—	131,523
Group financing through private placement	—	450,000

Balances with related parties

The following balances are outstanding at the end of the year in relation to the above transactions with related parties:

	As of 31 December
	2025	2024
	USD	USD
Due to related parties	—	—